Financial instruments - Summary of Carrying Amount of Assets and Liabilities by Measurement Method (Detail) - JPY (¥) ¥ in Millions		Mar. 31, 2025	Mar. 31, 2024
Assets:
Total assets		¥ 22,435,594	¥ 22,506,844
Current assets		2,534,666	2,669,709
Non-current assets		19,900,928	19,837,135
Liabilities:
Total liabilities		10,964,623	10,326,710
Current liabilities		8,323,430	7,881,832
Non-current liabilities		2,641,193	2,444,878
Short-term borrowings [Member]
Liabilities:
Financial liabilities required to be measured at AC		1,843,959	1,812,605
Current portion of long-term debt [Member]
Liabilities:
Financial liabilities required to be measured at AC		287,445	217,711
Trade Payables [Member]
Liabilities:
Financial liabilities required to be measured at AC		1,927,633	1,803,920
Other Payables [Member]
Liabilities:
Financial liabilities required to be measured at AC		123,454	221,542
Deposits from Customers In The Banking Business [Member]
Liabilities:
Financial liabilities required to be measured at AC	[1]	4,243,962	3,845,607
Long-term debt [Member]
Liabilities:
Financial liabilities required to be measured at AC		2,066,842	2,058,117
Other financial liabilities [Member]
Liabilities:
Financial liabilities required to be measured at AC		79,340	65,790
Contingent consideration [member]
Liabilities:
Financial liabilities required to be measured at FVPL		25,785	50,343
Redeemable Non Controlling Interests [Member]
Liabilities:
Financial liabilities designated to be measured at FVPL		52,963	54,028
Deferred Consideration [Member]
Liabilities:
Financial liabilities required to be measured at AC	[2]	95,942	107,368
Investment Contract Liabilities [Member]
Liabilities:
Financial liabilities required to be measured at AC		62,772	60,392
Derivative assets [member]
Liabilities:
Financial liabilities required to be measured at FVPL		154,526	29,287
Trade receivables [member]
Assets:
Financial assets required to be measured at amortized cost ("AC")	[3]	1,923,433	2,140,220
Other Receivables [Member]
Assets:
Financial assets required to be measured at amortized cost ("AC")	[3]	12,364	5,971
Derivative assets [member] | Other Financial Assets [Member]
Assets:
Financial assets required to be measured at fair value through profit or loss ("FVPL")		86,141	72,423
Housing Loans in The Banking Business [member] | Investments and Advances in the Financial Services Segment [Member]
Assets:
Financial assets required to be measured at amortized cost ("AC")		3,763,261	3,574,468
Time Deposit [member] | Other Financial Assets [Member]
Assets:
Financial assets required to be measured at amortized cost ("AC")		6,179	48,416
Other Loans [member] | Investments and Advances in the Financial Services Segment [Member]
Assets:
Financial assets required to be measured at amortized cost ("AC")		21,950	16,892
Security deposit [member] | Other Financial Assets [Member]
Assets:
Financial assets required to be measured at amortized cost ("AC")		150,950	107,316
Non-current other receivables in the Pictures segment [member] | Other Financial Assets [Member]
Assets:
Financial assets required to be measured at amortized cost ("AC")		104,943	155,525
Equity securities [member] | Investments and Advances in the Financial Services Segment [Member]
Assets:
Financial assets required to be measured at fair value through profit or loss ("FVPL")		3,740,189	3,210,296
Financial assets designated to be measured at FVOCI		5,880	7,305
Equity securities [member] | Other Financial Assets [Member]
Assets:
Financial assets required to be measured at fair value through profit or loss ("FVPL")		487,454	258,939
Financial assets designated to be measured at FVOCI		382,947	309,710
Other [member] | Other Financial Assets [Member]
Assets:
Financial assets required to be measured at amortized cost ("AC")		70,514	47,849
Debt securities [member] | Investments and Advances in the Financial Services Segment [Member]
Assets:
Financial assets required to be measured at amortized cost ("AC")		521,054	396,481
Financial assets required to be measured at fair value through profit or loss ("FVPL")		1,394,539	1,295,877
Financial assets designated to be measured at FVPL		893,972	1,243,109
Financial assets required to be measured at fair value through other comprehensive income ("FVOCI")		8,849,130	9,593,519
Debt securities [member] | Other Financial Assets [Member]
Assets:
Financial assets required to be measured at fair value through profit or loss ("FVPL")		20,555	22,388
Financial assets required to be measured at fair value through other comprehensive income ("FVOCI")		¥ 139	¥ 140

[1]	Deposits from customers in the banking business include the non-current portion that is recorded within other financial liabilities in the consolidated statements of financial position.
[2]	Deferred consideration is recorded within other financial liabilities or trade and other payables in the consolidated statements of financial position.
[3]	The amounts of trade and other receivables exclude contract assets within trade and other receivables, and contract assets in the consolidated statements of financial position.